S000048356 [Member] Investment Strategy - Multi-Strategy Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks and PerformancePrincipal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by principally investing in a range of diversified income-producing investments. The Fund will typically pursue strategies and invest in instruments which have historically produced a significant portion of their total return from income. The Fund may invest in a broad range of instruments, markets and asset classes economically tied to U.S., non-U.S. and emerging markets countries. The Fund’s target strategic asset allocation is 40% to global equity or equity-related securities or instruments, including equity securities of real assets-related companies, and 60% global fixed income or fixed income-related securities or instruments, including high yield and emerging markets debt. However, the Fund is not required to allocate its investments in any set proportion and RIM will dynamically manage the Fund’s asset allocation based on market conditions generally by up to plus/minus 10% from the Fund’s target strategic asset allocations. The Fund’s equity investments may include equity securities of real assets-related companies, including real estate- and infrastructure-related companies. Real assets are broadly defined by the Fund and are considered to include any assets that have physical properties, such as natural resources, real estate, infrastructure and commodities. The Fund may also make investments for hedging purposes in order to address perceived misalignment between the Fund’s investment exposures and current or anticipated market conditions. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-asset, multi-manager approach. RIM may change the Fund’s asset allocation at any time. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to money manager strategies, and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. RIM may use strategies based on indexes. RIM also manages the portion of Fund assets for which the Fund’s non-discretionary money managers provide model portfolios to RIM and the Fund’s cash balances.
The Fund may invest in equity securities of issuers of any market capitalization which are economically tied to U.S. and non-U.S. countries, including emerging markets countries. These securities may include common stocks, preferred stocks, stocks of real assets-related companies, rights, warrants, convertible securities and depositary receipts. The Fund’s investments in convertible securities may include contingent convertible securities. The Fund may invest in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. The Fund may invest in infrastructure companies and master limited partnerships (“MLPs”).
The Fund may also invest in fixed income securities of any credit quality and maturity, including fixed income securities that are rated below investment grade (commonly referred to as “high yield” or “junk bonds”) and in “distressed” debt securities. The Fund may also invest in (1) U.S. and non-U.S. corporate fixed income securities, (2) fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities) and by non-U.S. governments, or by their respective agencies and instrumentalities, (3) emerging markets debt securities, (4) mortgage-backed securities and (5) asset-backed securities. The Fund may also invest in variable and floating rate securities. The Fund may invest in demand notes. The Fund may purchase loans and other direct indebtedness, including bank loans (also called “leveraged loans”). The Fund may invest in currency futures and options on futures, forward currency contracts and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes. The Fund may enter into repurchase agreements and reverse repurchase agreements.
The Fund may invest in derivative instruments and may use derivatives to take both long and short positions.
The Fund may invest in other investment companies and pooled investment vehicles.
A portion of the Fund’s net assets may be “illiquid” investments.
The Fund may expose all or a portion of its cash to the performance of certain markets by purchasing equity securities, fixed income securities and/or derivatives, which typically include index futures contracts or exchange traded fixed income futures contracts.
Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.